Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the allowance for loan losses
Balance, end of year	$ 6,801	$ 6,815	$ 9,067
Commercial [Member]
Changes in the allowance for loan losses
Balance, beginning of year	2,904	5,363	3,195
Provision (recovery) charged to operations	985	1,947	2,737
Charge-offs	(1,167)	(4,417)	(586)
Recoveries	69	11	3
Net (charge-offs)	(1,098)	(4,406)	(583)
Other			14
Balance, end of year	2,791	2,904	5,363
Non-Commercial [Member]
Changes in the allowance for loan losses
Balance, beginning of year	3,911	3,704	2,081
Provision (recovery) charged to operations	847	1,509	2,182
Charge-offs	(824)	(1,419)	(603)
Recoveries	76	122	41
Net (charge-offs)	(748)	(1,297)	(562)
Other		(5)	3
Balance, end of year	$ 4,010	$ 3,911	$ 3,704